SELLING, GENERAL AND ADMINISTRATIVE COSTS (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of selling, general and administrative costs
Selling, general and administrative costs are as follows:

	For the years ended December 31,
	2024	2023	2022
	(€ thousand)
Selling costs	288,538	236,443	226,988
General and administrative costs	272,606	226,137	200,986
Total selling, general and administrative costs	561,144	462,580	427,974